SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

The following events occurred subsequent to December 31, 2021:

On January 10, 2022, the Company issued 2,000,000 common shares in relation to PSUs that vested during the year ended December 31, 2021 (Note 21 (e)).

On January 18, 2022, the Company settled a debt in the amount of $1,039,751 owed by the Company to a certain creditor in exchange for 16,273,267 common shares at a deemed price of $0.064

On March 17, 2022, 325,000 stock options expired (Note 21).

The Company repaid a total of $146,000 of bonds payable, in which a total of $207,700 was subject to repayment as at December 31, 2021.